Consolidated Statements of Changes in Equity - CAD ($)	Total	Share Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]	Total Shareholder's Equity [Member]	Non- controlling Interest [Member]
Beginning balance at Dec. 31, 2018	$ 2,553,170	$ 19,815,174	$ 1,759,217	$ (44,464)	$ (18,976,757)	$ 2,553,170
Beginning balance (Shares) at Dec. 31, 2018		3,030,021
Share-based payments	1,468,361		1,468,361			1,468,361
RSUs exercised		$ 142,277	(142,277)
RSUs exercised (Shares)		11,905
Stock options exercised	543,249	$ 658,074	(114,825)			543,249
Stock options exercised (Shares)		50,838
Warrants exercised	1,727,202	$ 1,865,773	(138,571)			1,727,202
Warrants exercised (Shares)		133,176
Shares issued for transaction costs - kanepi	8,880,000	$ 8,880,000				8,880,000
Shares issued for transaction costs - kanepi (Shares)		800,000
Shares issued on Debentures conversion, net	3,673,214		3,673,214			3,673,214
Net (loss) income for the year	(27,894,834)				(29,839,342)	(29,839,342)	$ 1,944,508
Other comprehensive (loss) income for the year	607,302			407,714		407,714	199,588
Shares issued on business combination	13,320,000	$ 13,320,000				13,320,000
Shares issued on business combination (Shares)		1,200,000
Shares issued to extinguish the loan from Flow Capital (Shares)		50,000
Shares issued to extinguish the loan from Flow Capital	606,495	$ 606,495				606,495
Shares Issued to Settle Liabilities Shares		6,964
Shares issued to settle liabilities	84,252	$ 84,252				84,252
Share issuance costs	(3,300)	(3,300)				(3,300)
Warrants issued	61,000		61,000			61,000
Equity component of convertible debentures	3,673,214		3,673,214			3,673,214
Contingent shares issuable to Flow Capital	712,000		712,000			712,000
Non-controlling interest recognized in business combination	(219,858)						(219,858)
Ending balance at Dec. 31, 2019	6,118,253	$ 45,368,745	7,278,119	363,250	(48,816,099)	4,194,015	1,924,238
Ending balance (Shares) at Dec. 31, 2019		5,282,904
Share-based payments	1,454,235		1,454,235			1,454,235
RSUs exercised	(144,393)	$ 384,613	(529,006)			(144,393)
RSUs exercised (Shares)		35,877
Stock options exercised	70,000	$ 166,400	(96,400)			70,000
Stock options exercised (Shares)		7,639
Warrants exercised	1,495,692	$ 1,923,118	(427,426)			1,495,692
Warrants exercised (Shares)		117,977
Shares issued in business combination - CSA	2,304,073	$ 2,304,073				2,304,073
Shares issued in business combination - CSA (Shares)		126,737
Shares issued in business combination - kanepi	5,882,547	$ 5,882,547				5,882,547
Shares issued in business combination - kanepi (Shares)		867,631
Shares issued in public offering, net of costs	14,526,300	$ 13,854,348	671,952			14,526,300
Shares issued in public offering, net of costs (Shares)		1,415,526
Shares issued for transaction costs - kanepi	149,596	$ 149,596				149,596
Shares issued for transaction costs - kanepi (Shares)		22,064
Shares issued for asset acquisition - AirFusion	820,000	$ 820,000				820,000
Shares issued for asset acquisition - AirFusion (Shares)		66,667
Shares issued on Debentures conversion, net	74,000	$ 50,000	24,000			74,000
Shares issued on Debentures conversion, net (Shares)		3,333
Issue of special warrants, net	12,217,171		12,217,171			12,217,171
Conversion of special warrants		$ 12,217,171	(12,217,171)
Conversion of special warrants (Shares)		1,222,063
Settlement of debt with RSUs	143,002		143,002			143,002
Net (loss) income for the year	(34,860,963)				(36,870,267)	(36,870,267)	2,009,304
Other comprehensive (loss) income for the year	1,209,006			1,306,346		1,306,346	(97,340)
Equity component of convertible debentures	74,000	$ 50,000	24,000			74,000
Ending balance at Dec. 31, 2020	11,458,519	$ 83,120,611	8,518,476	1,669,596	(85,686,366)	7,622,317	3,836,202
Ending balance (Shares) at Dec. 31, 2020		9,168,416
Share-based payments	375,274		375,274			375,274
RSUs exercised		$ 53,429	(53,429)
RSUs exercised (Shares)		4,278
Broker warrants issued	360,108		360,108			360,108
Net (loss) income for the year	(9,751,609)				(10,270,725)	(10,270,725)	519,116
Other comprehensive (loss) income for the year	385,347			347,551		347,551	37,796
Ending balance at Mar. 31, 2021	2,827,639	$ 83,174,040	9,200,429	2,017,147	(95,957,091)	(1,565,475)	4,393,114
Ending balance (Shares) at Mar. 31, 2021		9,172,694
Beginning balance at Dec. 31, 2020	11,458,519	$ 83,120,611	8,518,476	1,669,596	(85,686,366)	7,622,317	3,836,202
Beginning balance (Shares) at Dec. 31, 2020		9,168,416
Share-based payments	1,867,915		1,867,915			1,867,915
RSUs exercised	(86,173)	$ 337,104	(423,277)			(86,173)
RSUs exercised (Shares)		71,190
Broker warrants issued	294,894		294,894			294,894
Shares issued in public offering, net of costs	12,395,918	$ 12,395,918				12,395,918
Shares issued in public offering, net of costs (Shares)		2,300,000
Warrants issued in public offering, net of costs	619,796		619,796			619,796
Shares issued in private placement	420,000	$ 420,000				420,000
Shares issued in private placement (Shares)		75,676
Shares issued on Debentures conversion, net	14,436,728	$ 14,436,728				14,436,728
Shares issued on Debentures conversion, net (Shares)		2,107,787
Shares issued in settlement of interest payable	7,485,002	$ 7,485,002				7,485,002
Shares issued in settlement of interest payable (Shares)		2,415,000
Underwriter warrants issued in USD public offering	162,947		162,947			162,947
Net (loss) income for the year	(44,699,313)				(44,329,707)	(44,329,707)	(369,606)
Other comprehensive (loss) income for the year	(69,460)			(97,598)		(97,598)	28,138
Equity component of convertible debentures	14,436,728	$ 14,436,728				14,436,728
Ending balance at Dec. 31, 2021	4,286,773	$ 118,195,363	11,040,751	1,571,998	(130,016,073)	792,039	3,494,734
Ending balance (Shares) at Dec. 31, 2021		16,138,069
Share-based payments	252,933		252,933			252,933
RSUs exercised		$ 80,487	(80,487)
RSUs exercised (Shares)		12,031
Warrants issued in financing	195,066		195,066			195,066
Net (loss) income for the year	(11,023,121)				(9,777,570)	(9,777,570)	(1,245,551)
Other comprehensive (loss) income for the year	649,089			630,002		630,002	19,087
Ending balance at Mar. 31, 2022	$ (5,639,260)	$ 118,275,850	$ 11,408,263	$ 2,202,000	$ (139,793,643)	$ (7,907,530)	$ 2,268,270
Ending balance (Shares) at Mar. 31, 2022		16,150,100